Note 12 - Income Taxes (Details) - Reconciliation of Income Tax Expense - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Income Tax Expense [Abstract]
Provision at federal statutory tax rate												$ 2,692	$ 2,496
State income tax-net of federal tax benefit												170	188
Change in state statutory tax rate												15	26
Tax-exempt interest income												(422)	(402)
Increase in cash value of life insurance												(95)	(54)
Captive insurance net premiums												(57)	0
Other												9	1
Totals	$ 487	$ 450	$ 611	$ 692	$ 559	$ 534	$ 653	$ 557	$ 511	$ 956	$ 1,251	$ 2,312	$ 2,255
Effective tax rate												29.20%	30.70%